Short-Term Borrowings and Long-Term Debt (Details) (USD $)	12 Months Ended		12 Months Ended								12 Months Ended				12 Months Ended					12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2013 Syndicated Line of Credit Expiring 2015 [Member]	Aug. 31, 2013 Syndicated Line of Credit Expiring 2017 [Member]	Aug. 31, 2012 Bridge Facility [Member]	Aug. 31, 2013 Bridge Facility [Member]	Aug. 31, 2013 Other Short Term Debt [Member]	Aug. 31, 2012 Other Short Term Debt [Member]	Aug. 31, 2013 Assumed loans [Member]	Aug. 31, 2012 Assumed loans [Member]	Aug. 31, 2013 Assumed loans [Member] Loans payable [Member]	Aug. 31, 2012 Assumed loans [Member] Loans payable [Member]	Aug. 31, 2013 Notes due 2013 [Member]	Aug. 31, 2012 Notes due 2013 [Member]	Aug. 31, 2013 Notes due 2013 [Member] Unsecured debt [Member]	Aug. 31, 2013 Notes due 2019 [Member] Unsecured debt [Member]	Aug. 31, 2012 Notes due 2019 [Member] Unsecured debt [Member]	Aug. 31, 2013 Notes Due 2014 [Member]	Aug. 31, 2012 Notes Due 2014 [Member]	Aug. 31, 2013 Notes Due 2014 [Member] Unsecured debt [Member]	Aug. 31, 2013 Notes Due 2015 [Member] Unsecured debt [Member]	Aug. 31, 2012 Notes Due 2015 [Member] Unsecured debt [Member]	Aug. 31, 2013 Notes Due 2017 [Member] Unsecured debt [Member]	Aug. 31, 2012 Notes Due 2017 [Member] Unsecured debt [Member]	Aug. 31, 2013 Notes Due 2022 [Member] Unsecured debt [Member]	Aug. 31, 2012 Notes Due 2022 [Member] Unsecured debt [Member]	Aug. 31, 2013 Notes Due 2042 [Member] Unsecured debt [Member]	Aug. 31, 2012 Notes Due 2042 [Member] Unsecured debt [Member]	Aug. 31, 2013 Total $4.0 billion debt issuance [Member] Unsecured debt [Member]
Short-term Debt [Line Items]
Current maturities of loans assumed through the purchase of land, buildings and equipment	$ (2,000,000)	$ (9,000,000)							$ 2,000,000	$ 9,000,000
Other short term borrowings							18,000,000	5,000,000
4.875% unsecured notes due 2013 net of unamortized discount and interest rate swap fair market value adjustment (See Note 8)													0	1,305,000,000
Unsecured variable rate notes due 2014, net of unamortized discount																		550,000,000	0
Total short-term borrowings	570,000,000	1,319,000,000
Long-Term Debt [Abstract]
Carrying value of notes, net of discount and FMV adjustment, if applicable					3,000,000,000	0										994,000,000	1,030,000,000				749,000,000	0	998,000,000	0	1,199,000,000	0	496,000,000	0
Loans assumed through the purchase of land and buildings											43,000,000	52,000,000
Long-term debt	4,479,000,000	4,082,000,000
Current maturities	(2,000,000)	(9,000,000)							2,000,000	9,000,000
Total-long term debt	4,477,000,000	4,073,000,000
Minimum interest rate (in hundredths)											5.00%
Maximum interest rate (in hundredths)											8.75%
Maturity date start											Jan. 01, 2015
Maturity date end											Jan. 01, 2035
Debt Instrument, Description of Variable Rate Basis					Interest was reset monthly based upon the one-month LIBOR plus a fixed margin															Variable; three-month U.S. Dollar LIBOR, reset quarterly, plus 50 basis points
Stated interest rate (in hundredths															4.875%	5.25%					1.00%		1.80%		3.10%		4.40%
Issuance date of note					Aug. 02, 2012										Jul. 17, 2008	Jan. 13, 2009													Sep. 13, 2012
Maturity date of note															Aug. 01, 2013	Jan. 15, 2019				Mar. 13, 2014	Mar. 13, 2015		Sep. 15, 2017		Sep. 15, 2022		Sep. 15, 2042
Face amount of notes issued					3,000,000,000										1,300,000,000	1,000,000,000				550,000,000	750,000,000		1,000,000,000		1,200,000,000		500,000,000		4,000,000,000
Interest payment frequency															semiannually in arrears on February 1 and August 1	semiannually in arrears on January 15 and July 15				March 13, June 13, September 13 and December 13	March 13 and September 13		March 15 and September 15		March 15 and September 15		March 15 and September 15
Date of first payment															Feb. 01, 2009	Jul. 15, 2009				Dec. 13, 2012	Mar. 13, 2013		Mar. 15, 2013		Mar. 15, 2013		Mar. 15, 2013
Call feature																The Company may redeem the notes, at any time in whole or from time to time in part, at its option at a redemption price equal to the greater of: (1) 100% of the principal amount of the notes to be redeemed; or (2) the sum of the present values of the remaining scheduled payments of principal and interest, discounted to the date of redemption on a semiannual basis at the Treasury Rate, plus 45 basis points, plus accrued interest on the notes to be redeemed to, but excluding, the date of redemption.													The Company may redeem the fixed rate notes at its option, at any time in whole, or from time to time in part, at a redemption price equal to the greater of: (1) 100% of the principal amount of the notes being redeemed; and (2) the sum of the present values of the remaining scheduled payments of principal and interest thereon (not including any portion of such payments of interest accrued as of the date of redemption), discounted to the date of redemption on a semiannual basis (assuming a 360-day year consisting of twelve 30-day months) at the Treasury Rate (as defined), plus 12 basis points for the notes due 2015, 20 basis points for the notes due 2017, 22 basis points for the notes due 2022 and 25 basis points for the notes due 2042.
Percentage of principal amount of notes company may redeem																100.00%													100.00%
Basis points added to treasury rate to calculate redemption rate																45					12		20		22		25
Percentage of principal amount required on triggering event to repurchase notes (in hundredths)																101.00%													101.00%
Total issuance costs																8,000,000													26,000,000
Fair value of the notes																1,100,000,000	1,200,000,000												3,900,000,000
Basis for fair value measurement																Fair value for these notes was determined based upon quoted market prices.													Fair value for these notes was determined based upon quoted market prices.
Available loan					3,500,000,000
Description of variable rate					Interest was reset monthly based upon the one-month LIBOR plus a fixed margin															Variable; three-month U.S. Dollar LIBOR, reset quarterly, plus 50 basis points
Line of Credit Facility [Line Items]
Maximum borrowing capacity	1,350,000,000		500,000,000	850,000,000
Expiration date			Jul. 20, 2015	Jul. 23, 2017
Maximum Letter Of Credit Amount Allowed For Issuance Under Syndicated Line Of Credit			250,000,000	200,000,000
Covenant Terms	The covenants require the Company to maintain certain financial ratios related to minimum net worth and priority debt, along with limitations on the sale of assets and purchases of investments.
Covenant compliance	At August 31, 2013, the Company was in compliance with all such covenants.
Facility fee description	The Company pays a facility fee to the financing banks to keep these lines of credit active.
Letters of credit issued	$ 0